Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of Directors, or to cast a majority of votes at the meeting of Directors.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the consolidated statements of income and comprehensive loss as an allocation of the total loss for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to, impairment of long-lived assets, deferred taxes and uncertain tax position, and allowance for doubtful accounts and revenue recognition. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary in the British Virgin Islands is United States Dollars (“USD” or “US$”), its other subsidiaries which are incorporated in Singapore and Malaysia are SGD and Malaysia ringgit (“RM”), respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements, the financial information of the Company and other entities located outside of Singapore has been translated into SGD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2021	December 31, 2022
Year-end spot rate	SGD1.00 = RM3.0968	SGD1.00 = RM3.2860
Average rate	SGD1.00 = RM3.0817	SGD1.00 = RM3.1917

Year-end spot rate	SGD1.00 = USD0.7396	SGD1.00 = USD0.7460
Average rate	SGD1.00 = USD0.7442	SGD1.00 = USD0.7241

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from SGD into USD as of December 31, 2022 are solely for the convenience of the readers and are calculated at the rate of SGD1.00 = USD0.7460, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 30, 2022. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdrawal. The Company maintains most of its bank accounts in Singapore and Malaysia.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2021 and 2022, the Company made S$23,210 and S$9,102 (US$6,791) allowance for doubtful accounts for accounts receivable, respectively.

Prepayments

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided and prepaid rent. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of December 31, 2021 and 2022, no allowance was deemed necessary.

Deferred IPO costs

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of December 31, 2022, the Company did not conclude its IPO. As of December 31, 2020, 2021, and 2022, the accumulated deferred IPO cost was Nil, Nil and S$676,321 (US$504,567), respectively.

Deposits

Deposits

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net

Other current assets, net

Other current assets, net, primarily consists of other receivables from third parties. These other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3 years
Office equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2021 and 2022, no impairment of long-lived assets was recognized.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

Revenue recognition

Effective January 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to January 1, 2020. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

The five-step model defined by ASC Topic 606 requires the Company to:

(1) identify its contracts with customers;

(2) identify its performance obligations under those contracts;

(3) determine the transaction prices of those contracts;

(4) allocate the transaction prices to its performance obligations in those contracts; and

(5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service components.

The Company has utilized the allowable practical expedient in the accounting guidance and elected not to capitalize costs related to obtaining contracts with customers with durations of less than one year. We do not have significant remaining performance obligations.

The Company derives its revenues from two sources: (1) revenue from brokerage services, and (2) revenue from emerging and other services.

1)	Brokerage services

The Company earns brokerage services revenue from provision of brokerage and documentation services for buying, selling, and leasing and renting properties. The Company recognizes commission-based brokerage revenue upon closing of a brokerage transaction and concurrently issues invoice. The transaction price is generally calculated by taking the agreed upon commission rate and applying that to the home’s selling price. Brokerage revenue primarily contains a single performance obligation that is satisfied upon the closing of a transaction, at which point the entire transaction price is earned. We are not entitled to any commission until the performance obligation is satisfied and are not owed any commission for unsuccessful transactions, even if services have been provided. The Company is considered to be the principal agent as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the agency services pursuant to the housing agency service contracts it signed with the housing customers. Accordingly, the Company accounts for the commissions from these agency service contracts on a gross basis, with any commissions paid to other brokerage firms recorded as a cost of revenue. Typical payment terms set forth in the invoice is within 30 days.

2)	Emerging and other services

The Company generates revenues from emerging and other services such as financial services and home renovation and furnishing services. Service fees for emerging and other services are generally recognized as revenues when services are provided.

Contract Balances

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered. The Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the Group’s performance and the customer’s payment.

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and if it has the unconditional right to receive consideration. The Company did not have any capitalized contract cost as of December 31, 2021 and 2022.

Contract liabilities are recognized if the Company receives consideration in advance of performance, which is mainly in relation to emerging and other services. The Company expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter. As of December 31, 2021 and 2022, the contract liabilities of the Company amounted to S$78,340 and S$194,300 (US$144,957), respectively.

Cost of revenue	Cost of revenue Cost of revenue consists primarily of personnel costs (including base pay and benefits), commission fee, property listing fee, referral fee and subcontracting cost.
Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the years ended December 31, 2020, 2021 and 2022, the advertising expense amounted to S$769,904, S$845,793 and S$1,037,772 (US$774,226), respectively.

Technology and development

Technology and development

Technology and development expenses primarily include personnel costs (including base pay, bonuses, and benefits), platform development, and maintaining and improving our website and mobile application development costs. We expense research and development costs as incurred and record them in technology and development expenses.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, media expenses for online and traditional advertising, as well as labor costs. For the years ended December 31, 2020, 2021 and 2022, the Company’s selling and marketing expenses were S$1,183,380, S$1,717,470 and S$1,926,003 (US$1,436,887), respectively.

Employee compensation

Employee compensation

Singapore

(1)	Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(2)	Employees leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly within the reporting period.

Malaysia

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan.

Government Grant

Government Grant

Government grants as compensation for expenses already incurred or for the purpose of giving immediate financial support to the Company during the COVID-19 pandemic. The government evaluates the Company’s eligibility for the grants on a consistent basis, and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met and are recorded as part of Other Income. The grants received were S$565,979, S$492,404 and S$248,067 (US$185,069) for the years ended December 31, 2020, 2021 and 2022, respectively from the Singapore Government.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. Management has determined that the Company operates in a single segment because there is only one Chief Operating Decision Maker (“CODM”) for the Company who sits the Company’s Chief Executive Officer. Operating and financial metrics are applied to the entire Company as a whole because there is only one segment. In the event that the Company determines that there is more than one segment, the Company will disclose how it has determined there is more than one segment and disclose the relevant metrics for measurement of performance.

Leases

Leases

The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the years ended December 31, 2020, 2021 and 2022. The Company had no uncertain tax positions for the years ended December 31, 2020, 2021 and 2022. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currencies.

Loss per share

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2020, 2021 and 2022, there were no dilutive shares.

Convertible notes

Convertible notes

The Company evaluates its convertible notes to determine if those contracts or embedded components of those contracts qualify as derivatives. The result of this accounting treatment is that the fair value of the embedded derivative is recorded at fair value each reporting period and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statements of operations as other income or expense.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

If the conversion features of conventional convertible debt provide for a rate of conversion that is below market value at issuance, this feature is characterized as a beneficial conversion feature (“BCF”). A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense, over the life of the debt.

Related party transactions

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places our cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from our customers. The Company establish an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers

None of the customers consisted of more than 10% of accounts receivable as of December 31, 2021. As of December 31, 2022, two customers, one is a provider of general insurance and another is a property consultancy firm, accounted for 10.0% and 25.8% of the accounts receivable respectively.

None of the customers contributed more than 10% of revenue for the years ended December 31, 2020 and 2021.

For the year ended December 31, 2022, one major customer, Mr. Loh Kim Kang David, a shareholder and the Chairman of the board of Directors accounted for 42.4% of the Company’s total revenue. Details will be disclosed in Note 9.

Concentration of vendors

As of December 31, 2021, one vendor, who is providing construction and development services, accounted for 15.4% of the account payable. As of December 31, 2022, two vendors, both providing construction and development services, accounted for 22.1% and 10.4% of the Company’s account payables respectively.

For the year ended December 31, 2020, one vendor, who is a provider of trustee service for Singapore Real Estate Investment Trusts (“REITs”), accounted for 18.7% of the Company’s total purchases.

For the year ended December 31, 2021, one vendor, who is a reputable global internet company focusing on search engine technology, on-line advertising, and other computing technologies, accounted for 31.2% of the Company’s total purchases.

For the year ended December 31, 2022, three vendors accounted for 17.0%, 15.4% and 12.8% of total purchases. Two vendors are providing construction and development services, and one of them is providing search engines, on-line advertising and other computing services.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. On May 15, 2019, the FASB issued ASU 2019-05, which provides transition relief for entities adopting the Board’s credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13. In November 2019, the FASB issued ASU 2019-11, “Codification Improvements to Topic 326, Financial Instruments – Credit Losses.” ASU 2019-11 is an accounting pronouncement that amends ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” The ASU 2019-11 amendment provides clarity and improves the codification to ASU 2016-03. The pronouncement would be effective concurrently with the adoption of ASU 2016-03. The pronouncement is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. In February 2020, the FASB issued ASU No. 2020-02, which provides clarifying guidance and minor updates to ASU No. 2016-13 – Financial Instruments – Credit Loss (Topic 326) (“ASU 2016-13”) and related to ASU No. 2016-02 - Leases (Topic 842). ASU 2020-02 amends the effective date of ASU 2016-13, such that ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

On December 18, 2019, the FASB issued ASU No. 2019-12, Income taxes (Topic 740), Simplifying the Accounting for Income Taxes. This guidance amends ASC Topic 740 and addresses several aspects including 1) evaluation of step-up tax basis of goodwill when there is not a business combination, 2) policy election to not allocate consolidated taxes on a separate entity basis to entities not subject to income tax, 3) accounting for tax law changes or rates during interim periods, 4) ownership changes from equity method investment to subsidiary or vice versa, 5) elimination of exception to intrapetrous allocation when there is gain in discontinued operations and a loss from continuing operations, and 6) treatment of franchise taxes that are partially based on income. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022.The amendments in this Update should be applied retrospectively. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows.